Label	Element	Value
Document And Entity Information Elements	rvxem_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	360 Funds
Central Index Key	dei_EntityCentralIndexKey	0001319067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018